As filed with the U.S. Securities and Exchange Commission on January 16, 2024

Securities Act File No. 333-191151
Investment Company Act File No. 811-22887

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 25	☒

(Check appropriate box or boxes)

Calamos ETF Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

Erik Ojala

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on February 7, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [ ] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS ETF TRUST

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 17, as it relates to Calamos [ ] Synthetic Convertible ETF (the “Fund”), a series of the Registrant, until February 7, 2024.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 23

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The Facing Sheet

Parts A, B and C of the Registrant’s Post-Effective Amendment No. 17 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 19 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”), filed on October 6, 2023 (the “Post-Effective Amendment”), are incorporated by reference herein. The Post Effective Amendment was originally scheduled to become effective on December 20, 2023.

On December 15, 2023, the Registrant submitted Post-Effective Amendment No. 20 to its Registration Statement under the Securities Act and Amendment No. 22 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate January 19, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference.

The Registrant is submitting this Post-Effective Amendment No. 23 to its Registration Statement under the Securities Act and Amendment No. 25 to its Registration Statement under the Investment Company Act solely to designate February 7, 2024 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 16th day of January 2024.

Calamos ETF Trust

By:
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

	Trustee and President (principal executive officer)	January 16, 2024
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	January 16, 2024
John E. Neal

/s/ William Rybak*	Trustee	January 16, 2024
William Rybak

/s/ Virginia G. Breen*	Trustee	January 16, 2024
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	January 16, 2024
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	January 16, 2024
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	January 16, 2024
Christopher M. Toub

	Vice President and Chief Financial Officer (principal accounting officer)	January 16, 2024
Thomas E. Herman

* John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on November 4, 2022.

By:
John P. Calamos, Sr.
Attorney-in-Fact
January 16, 2024